Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 115,956	$ 136,881	$ 108,123	$ 129,328
Trade & other receivables	5,627	4,842
Financial assets at fair value through other comprehensive income	2,234	2,080
Other non-current assets	1,952	1,724
Financial assets, Total	125,769	145,527
Trade and other payables	16,263	19,598
Borrowings	96,498	94,245
Contingent consideration	24,792	25,409
Financial liabilities, Total	137,553	139,252
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	16,263	19,598
Borrowings	96,498	94,245
Financial liabilities, Total	112,761	113,843
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	24,792	25,409
Financial liabilities, Total	24,792	25,409
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	115,956	136,881
Trade & other receivables	5,627	4,842
Other non-current assets	1,952	1,724
Financial assets, Total	123,535	143,447
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,234	2,080
Financial assets, Total	$ 2,234	$ 2,080